Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

Note 14 — Stockholders’ Equity

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock. As of June 30, 2021 and December 31, 2020, there were 59,927,241 and 14,471,403 shares of common stock issued and outstanding, respectively.

On January 29, 2021 (the “Effective Date”), the Company consummated the closing of a private placement offering of $3,300,000 whereby pursuant to the Securities Purchase Agreement entered into by the Company on January 28, 2021 with BHP Capital NY Inc (the “Investor”), the Company issued 1,500,000 shares of restricted common stock and a five (5) year warrant to purchase shares of the Company’s common stock.

During the six months ended June 30, 2021, warrant shares of 31,742,986 were exercised and the Company received net proceeds of $87,785,419.

Preferred Stock

On October 16, 2020, the Company filed a Certificate of Designation (the “Designation”) with the Secretary of State of Nevada, which designates 1,000,000 shares of the Company’s preferred stock, par value $0.001 per share, as Series B Convertible Preferred Stock (“Series B”). Pursuant to the terms of the Designation, holders of the Series B shall be entitled to dividends, a liquidation preference and shall have conversion rights. Each share of Series B shall be convertible into 1 share of Common Stock, on or after the twelve-month anniversary of the Original Issue Date at the option of the Holder thereof, for a total not to exceed 1,000,000 shares of Common Stock. The holders of the Series B shall have no voting rights.

On February 2, 2021, the Company filed an Amendment to the Certificate of Designation (the “Amendment”) for the Company’s Series B Convertible Preferred Stock (“Preferred Stock”). Under the Amendment, each share of Preferred Stock shall entitle the holder thereof to vote on all matters voted on by the holders of Common Stock, voting together as a single class with other shares entitled to vote at all meetings of the stockholders of the Corporation. With respect to any such vote, each share of Preferred Stock shall entitle the holder thereof to cast the number of votes equal to the number of whole shares of Common Stock into which such shares of Preferred Stock are then convertible (the “Conversion Shares”). Such right may be exercised at any annual meeting or special meeting, or pursuant to any written consent of stockholders.

On March 25, 2020, the Company filed a certificate of amendment to the Company’s articles of incorporation with the Secretary of State of the State of Nevada in order to: (i) increase the number of shares of the Company’s authorized preferred stock, par value $0.001 per share, from 0 shares to 30,000,000 shares of preferred stock; (ii) clarify the application of the forum selection clause in the Company’s amended and restated articles of incorporation, specifically that such clause does not apply to federal causes of actions arising under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (iii) include affirmative changes to correspond to the Company’s First Amended and Restated Bylaws, confirming that the Company’s shareholders may vote by written consent.

On May 26, 2021, the Company issued 764,618 shares of common stock valued at $1,276,912 upon conversion of the Company’s Series B Preferred Stock.

The Company is authorized to issue 30,000,000 shares of preferred stock. As of June 30, 2021 and December 31, 2020, there were 0 and 764,618 shares of Series B Preferred Stock issued and outstanding, respectively.

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Edison Nation, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 (287,659 remaining as of June 30, 2021) shares of common stock to help align the interests of management and our stockholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options is equal to the fair market value of the underlying Company common stock on the date of grant.

The following table summarizes stock option awards outstanding at June 30, 2021:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, December 31, 2020	80,000	$7.01	3.2	-
Granted	-	-	-	-
Balance, June 30, 2021	80,000	$7.01	2.9	-
Exercisable, June 30, 2021	80,000	$7.01	2.9	-

As of June 30, 2021, there were no unvested options to purchase shares of the Company’s common stock and there was no unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period.

Other Stock Awards

The Company issued 2,861,227 shares of common stock to employees for services valued at $7,495,864 for the six months ended June 30, 2021.

The Company issued 1,457,849 shares of common stock to vendors for services valued at $3,365,840 for the six months ended June 30, 2021.

From time to time, the Company grants shares of common stock to consultants and non-employee vendors for services performed. The awards are valued at the market value of the underlying common stock at the date of grant and vest based on the terms of the contract which is usually upon grant.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 14 — Stockholders’ Equity (continued)

BHP Capital NY Inc. Private Placement – January 2021

On January 28, 2021 (the “Effective Date”), the Company consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “SPA”) entered into by the Company on January 28, 2021 with BHP Capital NY Inc (the “Investor”), the Company issued 1,500,000 shares of restricted common stock and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”).

Pursuant to the SPA, the Investor received a Warrant in an amount equal to 100% of the shares of Common Stock issued to the Investor under the SPA. The Warrant contains an exercise price of $2.20 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 1,500,000 shares of Common Stock (the “Warrant Shares”).

The Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the “Commission”) a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the “Registration Statement”); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.

On January 28, 2021 (the “Effective Date”), the Company consummated the closing of a private placement offering (the “Offering”) whereby pursuant to the Securities Purchase Agreement (the “SPA”) entered into by the Company on January 28, 2021 with BHP Capital NY Inc (the “Investor”), the Company issued 1,500,000 shares of restricted common stock and a five (5) year warrant (the “Warrant”) to purchase shares of the Company’s common stock, par value $0.001 per share (“Common Stock”).

Pursuant to the SPA, the Investor received a Warrant in an amount equal to 100% of the shares of Common Stock issued to the Investor under the SPA. The Warrant contains an exercise price of $2.20 per share. In connection with the closing of the Offering, the Warrant was issued to purchase an aggregate of 1,500,000 shares of Common Stock (the “Warrant Shares”).

On June 4, 2021, the Company entered into a warrant exercise agreement (the “Agreement”) with BHP Capital NY Inc. (“BHP”) who agreed to exercise a portion of the January Warrants and the Company agreed to issue additional warrants, to purchase shares of Common Stock at a per-share exercise price equal to $3.20 (the “Incentive Warrants”, all pursuant to the terms and conditions set forth in the Agreement. At the Closing (as defined in Section 2(b) of the Agreement), the Parties shall execute and deliver a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company will agree to register the shares of Common Stock underlying the Incentive Warrants. Subject to the terms of Agreement, (i) BHP shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 1,500,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the “Exercised Warrant Shares”) and (ii) the Company shall issue and deliver Incentive Warrants to BHP to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants. During the six months ended June 30, 2021, the Investor exercised 1,500,000 warrants and received 1,500,000 incentive warrants.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 17 — Stockholders’ Equity

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock. As of December 31, 2020 and 2019, there were 14,471,403 and 8,015,756 shares of common stock issued and outstanding, respectively.

Preferred Stock

On March 25, 2020, the Company filed a certificate of amendment to the Company’s articles of incorporation with the Secretary of State of the State of Nevada in order to: (i) increase the number of shares of the Company’s authorized preferred stock, par value $0.001 per share, from 0 shares to 30,000,000 shares of preferred stock; (ii) clarify the application of the forum selection clause in the Company’s amended and restated articles of incorporation, specifically that such clause does not apply to federal causes of actions arising under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (iii) include affirmative changes to correspond to the Company’s First Amended and Restated Bylaws, confirming that the Company’s shareholders may vote by written consent.

On October 16, 2020, the Company filed a Certificate of Designation (the “Designation”) with the Secretary of State of Nevada, which designates 1,000,000 shares of the Company’s preferred stock, par value $0.001 per share, as Series B Convertible Preferred Stock (“Series B”). Pursuant to the terms of the Designation, holders of the Series B shall be entitled to dividends, a liquidation preference and shall have conversion rights. Each share of Series B shall be convertible into 1 share of Common Stock, on or after the twelve-month anniversary of the Original Issue Date at the option of the Holder thereof, for a total not to exceed 1,000,000 shares of Common Stock. The holders of the Series B shall have no voting rights. As of December 31, 2020 and 2019, there were 764,618 and 0 shares of preferred stock issued and outstanding, respectively.

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Edison Nation, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 (287,659 remaining as of April 29, 2021) shares of common stock to help align the interests of management and our stockholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options is equal to the fair market value of the underlying Company common stock on the date of grant.

On July 15, 2020, the Company filed a Registration Statement on Form S-8 registering 1,764,705 (258,376 remaining as of April 29, 2021) shares of common stock to be issued as stock-based incentives under the Company’s Amended and Restated Vinco Ventures, Inc. Omnibus Incentive Plan.

On September 26, 2018, the Compensation Committee of the board of directors approved the terms of compensation to be paid to non-employee directors for fiscal year 2018. Compensation for non-employee directors includes an annual retainer of $20,000, an annual committee meeting fee of $5,000, if such director chairs a committee of the board of directors, and an award of options to purchase 20,000 shares of the Company’s common stock (the “Options”). The restricted stock underlying such Options were to vest one year after the grant date. However, the Options were never granted. Accordingly, On November 15, 2019, in lieu of granting the Options, the Company granted each member of the board of directors restricted stock units of 20,000 shares which vested immediately, except for Toper Taylor who received 30,000 shares in November 2019, related to the share amounts due to him under the terms of his agreement with us. In addition, the Company granted each non-employee director restricted stock units of 30,000 shares, which vested on January 1, 2020.

	For the Twelve Months Ended December 31,
	2020	2019
Stock option awards	$46,605	$175,675
Non-employee awards	3,100,255	1,564,670
Restricted stock unit awards	68,400	447,300
Phantom stock awards	26,504	112,270
	$3,241,764	$2,299,915

The stock-based compensation is included in selling, general and administrative expense for the twelve months ended December 31, 2020 and 2019.

For the years ended December 31, 2020 and, the Company recorded stock-based compensation expense of $3,241,764 and $2,299,915, respectively,

The following table summarizes stock option award activity during 2020:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	-
Granted	-	-	-	-
Forfeited	(210,000)	5.00	-	-
Balance, December 31, 2019	80,000	$7.01	2.7	-
Exercisable, December 31, 2019	53,333	7.01	3.7	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Balance, December 31, 2020	80,000	7.01	2.7	-
Exercisable, December 31, 2020	80,000	7.01	2.7	-

As of December 31, 2020, there were 0 unvested options to purchase shares of the Company’s common stock and $0 of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 1 year.

From time to time, the Company grants shares of common stock to consultants and non-employee vendors for services performed. The awards are valued at the market value of the underlying common stock at the date of grant and vest based on the terms of the contract which is usually upon grant.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 17 — Stockholders’ Equity — (Continued)

Pipe Financing

On October 2, 2019, Edison Nation, Inc. (the “Company”) entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). The PIPE Purchase Agreement contained certain closing conditions relating to the sale of securities, representations and warranties by the Company and the Investors, as well as covenants of the Company and the Investors (including indemnification from the Company in the event of breaches of its representations and warranties), all of which the Company believes are customary for transactions of this type.

In a series of three closings conducted in October 2019, the Company received net proceeds of $2,039,303 which consisted of $2,350,000 of gross proceeds offset by $310,697 of fees to placement agent and their lawyers. Alexander Capital, LP (“Alexander Capital”), a FINRA registered broker dealer, acted as placement agent with respect to the PIPE Transaction. In connection with the PIPE Transaction, Alexander Capital received a commission of $141,000, a debt restructuring fee of $64,208, a debt conversion fee of 15,889, a placement fee of $33,600 and warrants to purchase 70,500 shares of the Company’s common stock, at an exercise price of $2.50 per share (the “Placement Agent Warrants”).

In connection with the PIPE Purchase Agreement, the Company entered into Registration Rights Agreements with each of the Investors (the “Registration Rights Agreement”), pursuant to which the Company is required to prepare and file a registration statement (the “Registration Statement”) with the United States Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended, covering the resale of the shares of common stock issued to the Investors under the PIPE Purchase Agreement, as well as the Placement Agent Warrants. The Company will be required to have such Registration Statement declared effective by the SEC within 90 calendar days (or 120 calendar days in the event of a “full review” by the SEC) following the applicable closing date of the PIPE Transaction. The registration statement was not filed or declared effective within the timeframe set forth in the Registration Rights Agreements, and the Company is obligated to pay the Investors an amount equal to 1% of the total purchase price of the common stock per month (up to a maximum of 8% in the aggregate) until such failure is cured. The Registration Rights Agreement also contains mutual indemnifications by the Company and each Investor, which the Company believes are customary for transactions of this type.

In connection with the PIPE transaction, the convertible notes entered into on May 13, 2019 were also converted at $2.00 per share into 560,185 shares of the Company’s common stock.

In addition, the Company issued warrants to the placement agent in the PIPE Financing of a value equal to six percent (6%) of the aggregate number of PIPE Shares, whereby the exercise price is 125% of the price at which the shares were issued in such offering.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS